Exhibit 99.1

Santander Drive Auto Receivables Trust 2020-4

Class A-1 0.22356% Asset Backed Notes

Class A-2 0.42% Asset Backed Notes

Class A-3 0.48% Asset Backed Notes

Class B 0.73% Asset Backed Notes

Class C 1.01% Asset Backed Notes

Class D 1.48% Asset Backed Notes

Class E 2.85% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2020-4, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of November 24, 2020. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	02/01/2025
Collection Period Ending:	02/28/2025
Previous Payment/Close Date:	02/18/2025
Payment Date	03/17/2025
Days of Interest for Period:	27
Days in Collection Period:	28
Months Seasoned:	52

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	76,183	10/31/2020	11/24/2020	1,759,547,956.45

Total	76,183			1,759,547,956.45

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	163,229,184.86

{2} Payments Received									{2}	8,751,830.22
{3} Repurchased Receivables									{3}	32,439.27
{4} Defaulted Receivables									{4}	1,536,352.57
{5} Cram Down Losses and Other Principal Adjustments									{5}	(30,293.79)
{6} Other Receivables adjustments									{6}	—

{7} Total Principal distributable amount										{7}	10,290,328.27

{8} End of period aggregate Principal Balance										{8}	152,938,856.59

{9} Pool Factor										{9}	0.086919

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance			{10}	183,600,000.00	464,170,000.00	210,000,000.00	169,800,000.00	256,900,000.00	215,530,000.00	123,180,000.00	1,623,180,000.00

{11} Beginning of period Note Balance			{11}	—	—	—	—	—	—	118,472,682.21	118,472,682.21
{12} First Allocation of Principal			{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal			{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal			{17}	—	—	—	—	—	—	9,132,666.34	9,132,666.34
{18} Optional Purchase payment			{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance			{19}	—	—	—	—	—	—	109,340,015.87	109,340,015.87
{20} Note Pool Factors			{20}	—	—	—	—	—	—	0.887644	0.067362
{21} Principal payment per $1,000			{21}	—	—	—	—	—	—	74.14	5.63

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received									{22}	8,751,830.22
{23} Net Liquidation Proceeds									{23}	978,048.76
{24} Principal on Repurchased Receivables									{24}	32,439.27
{25} Interest on Repurchased Receivables									{25}	—
{26} Interest collected on Receivables									{26}	1,961,837.22
{27} Other amounts received									{27}	21,089.68
{28} Optional Purchase Price									{28}	—
{29} Reserve Account Excess Amount									{29}	—
{30} Reserve Account Draw Amount									{30}	—

{31} Total Available Funds										{31}	11,745,245.15

Distributions
{32} Indenture Trustee Fee									{32}	—
{33} Owner Trustee Fee									{33}	—
{34} Asset Representations Reviewer Fee									{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	408,072.96	—	—	408,072.96					{35}	408,072.96

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{36}	Class A-1	—	0.22356%	27	ACT/360	—			{36}	—
{37}	Class A-2	—	0.42%	30	30 / 360	—			{37}	—
{38}	Class A-3	—	0.48%	30	30 / 360	—			{38}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{39}	Class A-1	—	—	—					{39}	—
{40}	Class A-2	—	—	—					{40}	—
{41}	Class A-3	—	—	—					{41}	—

{42} First Allocation of Principal									{42}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class B	—	0.73%	30	30 / 360	—			{43}	—

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class B	—	—	—					{44}	—

{45} Second Allocation of Principal									{45}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{46}	Class C	—	1.01%	30	30 / 360	—			{46}	—

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class C	—	—	—					{47}	—

{48} Third Allocation of Principal									{48}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{49}	Class D	—	1.48%	30	30 / 360	—			{49}	—

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{50}	Class D	—	—	—					{50}	—

{51} Fourth Allocation of Principal									{51}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{52}	Class E	118,472,682.21	2.85%	30	30 / 360	281,372.62			{52}	281,372.62

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{53}	Class E	—	—	—					{53}	—

{54} Fifth Allocation of Principal									{54}	—

{55} Reserve Account deposit									{55}	—
{56} Regular Allocation of Principal									{56}	9,132,666.34
{57} Optional Purchase Amount									{57}	—
{58} Distribution to Residual Interestholder									{58}	1,923,133.23

{59} Total Distribution Amount										{59}	11,745,245.15

IV. RECONCILIATION OF RESERVE ACCOUNT

{60} Beginning of period Reserve Account balance							{60}	35,190,959.13
{61} Deposit to Reserve Account							{61}	—
{62} Release from Reserve Account							{62}	—

{63} End of period Reserve Account balance										{63}	35,190,959.13

{64} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)										{64}	35,190,959.13
{65} Change in Reserve Account balance from prior period										{65}	—

V. OVERCOLLATERALIZATION

{66} Targeted Overcollateralization equal to the sum of:										{66}	43,598,840.72
{67} (a) Prior to the Class A-2 Notes being paid in full, 12.25% of the Principal Balance of the Receivables at the end of the Collection Period									{67}	NA
{68} (a) Following the Class A-2 Notes having been paid in full, 11.25% of the Principal Balance of the Receivables at the end of the Collection Period and									{68}	17,205,621.37
{69} (b) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date									{69}	26,393,219.35

{70} End of period Principal Balance of the Receivables										{70}	152,938,856.59
{71} End of period Note Balance										{71}	109,340,015.87
{72} Overcollateralization amount at the end of the Collection Period										{72}	43,598,840.72
{73} Overcollateralization % at the end of the Collection Period										{73}	28.51%

VI. STATISTICAL DATA

									Original	Previous	Current
{74} Principal Balance of the Receivables								{74}	1,759,547,956.45	163,229,184.86	152,938,856.59
{75} Weighted average coupon of the Receivables								{75}	14.84%	14.51%	14.52%
{76} Weighted average original term of the Receivables								{76}	70.91	72.10	72.13
{77} Weighted average remaining term of the Receivables								{77}	69.07	22.66	21.72
{78} Number of Receivables								{78}	76,183	17,530.00	17,059

VII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{79} 31-60 days								{79}	1,826	20,742,730.74	13.56%
{80} 61-90 days								{80}	829	9,308,313.08	6.09%
{81} 91-120 days								{81}	191	2,158,229.09	1.41%
{82} 121 + days delinquent								{82}	—	—	0.00%
{83} Total								{83}	2,846	32,209,272.91	21.06%

{84} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)										{84}	12,487,954.08
{85} Delinquency Percentage as of the End of the Collection Period										{85}	8.17%
{86} Delinquency Trigger										{86}	24.00%
{87} Delinquency Trigger Occurred										{87}	No

VIII. REPOSSESSION INVENTORY

										Units	Dollars
{88} Beginning of period Repossessed Inventory									{88}	165	2,248,486.82
{89} Vehicles Repossessed in current period									{89}	114	1,589,247.01
{90} Repossessed vehicles sold in current period									{90}	91	1,196,351.56
{91} Repossessed vehicles reinstated in current period									{91}	35	319,542.55
{92} Repossessed vehicle adjustment in current period									{92}	—	(878.09)
{93} End of period Repossessed Inventory									{93}	153	2,320,961.63

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars (a)
{94} Receivables becoming Defaulted Receivables during period		{94}	126	1,536,352.57
{95} Cram Down Losses occurring during period		{95}	11	(30,293.79)
{96} Net Liquidation Proceeds collected during period		{96}	673	978,048.76
{97} Net losses during period		{97}		528,010.02
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{98} Current Period Net Loss Ratio	{98}	528,010.02	158,084,020.73	0.33%

{99} Prior Period Net Loss Ratio	{99}	444,208.22	168,411,449.38	0.26%
{100} Second Prior Period Net Loss Ratio	{100}	614,031.87	178,840,706.29	0.34%
{101} Third Prior Period Net Loss Ratio	{101}	85,609.28	189,572,835.05	0.05%
{102} Rolling 3 prior month average Net Loss Ratio	{102}			0.22%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{103} Cumulative Net losses since Cut-off Date (beginning of period)			{103}	84,184,827.63
{104} Net losses during period			{104}	528,010.02
{105} Other Adjustments			{105}	—
{106} Cumulative Net losses since Cut-off Date (end of period)			{106}	84,712,837.65

{107} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{107}	4.81%

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Corey Henry
Name:	Corey Henry
Title:	Senior Vice President, Treasury
Date:	March 7, 2025

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: February 28, 2025

		Beginning	End of period aggregate
	End of period aggregate	Number of	Principal Balance of	Number of	Extension
Transaction Name	Principal Balance	Receivables	Extended Loans	Extended Loans	Rate (1)
SDART 2020-4	152,938,856.59	17,530	2,239,229.47	181	1.46%
SDART 2021-1	217,874,665.07	23,774	2,741,832.05	224	1.26%
SDART 2021-2	287,694,568.61	28,706	4,255,383.26	309	1.48%
SDART 2021-3	390,221,150.83	35,560	5,367,233.68	368	1.38%
SDART 2021-4	368,421,723.50	27,287	5,832,778.44	329	1.58%
SDART 2022-1	387,616,128.34	26,438	5,482,600.21	300	1.41%
SDART 2022-2	502,650,344.00	32,243	6,823,414.88	349	1.36%
SDART 2022-3	432,300,144.30	28,315	6,353,564.08	325	1.47%
SDART 2022-4	576,205,161.74	33,742	8,738,930.57	416	1.52%
SDART 2022-5	686,038,614.16	39,151	10,969,254.40	510	1.60%
SDART 2022-6	711,374,268.72	37,823	10,301,677.61	460	1.45%
SDART 2022-7	361,674,104.12	19,487	5,369,490.25	234	1.48%
SDART 2023-1	519,963,306.13	27,975	7,822,666.36	337	1.50%
SDART 2023-2	713,253,318.79	36,647	10,634,105.94	444	1.49%
SDART 2023-3	887,456,961.76	43,065	13,484,861.80	521	1.52%
SDART 2023-4	757,137,263.25	33,750	10,518,428.66	403	1.39%
SDART 2023-5	791,667,997.55	37,528	10,128,911.35	394	1.28%
SDART 2023-6	646,939,128.76	32,341	9,365,403.90	363	1.45%
SDART 2024-1	1,009,721,606.97	51,459	15,536,334.90	642	1.54%
SDART 2024-2	1,283,919,926.91	58,433	27,859,545.08	1,050	2.17%
SDART 2024-3	1,527,216,584.65	69,065	22,434,965.59	840	1.47%
SDART 2024-4	1,650,368,010.97	78,791	10,380,060.54	412	0.63%
SDART 2024-5	1,632,487,786.85	85,870	9,067,352.24	458	0.56%
SDART 2025-1	2,160,282,635.31	98,045	5,264,818.42	250	0.24%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance